Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities
Total borrowings	$ 4,373	$ 4,451
Deferred debt issue costs	(29)	(32)
Net borrowings	4,344	4,419
Within one year or on demand
Financial liabilities
Total borrowings	131	118
Between one and three years
Financial liabilities
Total borrowings	1,236	1,269
Between three and five years
Financial liabilities
Total borrowings	2,961	1,722
Greater than five years
Financial liabilities
Total borrowings	$ 45	$ 1,342